Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Schedule of accounts receivable
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable as of June 30, 2019 and December 31, 2018 consist of the following:

	June 30, 2019	December 31, 2018
Accounts receivable	$76,051	$118,922
Less: reserve for doubtful accounts	(31,285)	(26,773)
Accounts receivable, net	$44,766	$92,149

During the six months ended June 30, 2019 and 2018, bad debts were $4,509 and $1,680 respectively.